April 21, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

WASHINGTON, D.C. 20549

RE:	American Beacon Funds (the “Registrant”)
(File Nos. 033-11387 and 811-04984)

Ladies and Gentlemen:

Enclosed for filing on behalf of American Beacon Funds (the “Trust”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the American Beacon Bridgeway Large Cap Growth Fund, American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Global Evolution Frontier Markets Income Fund, American Beacon Grosvenor Long/Short Fund, American Beacon SGA Global Growth Fund, American Beacon AHL Managed Futures Strategy Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Mid-Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, American Beacon Zebra Small Cap Equity Fund, American Beacon Balanced Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund (collectively, the “Funds”), each a series of the  Trust.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on April 7, 2017 (Accession Number: 0000809593-17-000020), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please contact Rosemary K. Behan at (817) 391-6170.

Regards,

/s/ Rosemary K. Behan
Rosemary K. Behan
Vice President
American Beacon Funds

Attachment

cc:	Kathy K. Ingber, Esq. K&L Gates LLP

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